Leases (Details) - Schedule of ROU assets and related lease liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Rou Assets And Related Lease Liabilities Abstract
Operating lease ROU assets	¥ 145,086	¥ 225,677
Current operating lease liability	62,304	87,012
Non-current operating lease liability	74,190	128,283
Total operating leased liabilities	¥ 136,494	¥ 215,295